Post-Employment and Other Long-Term Employees Benefits - Components of Net Periodic Benefit Cost (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 36	$ 31	$ 27
Interest cost	21	21	24
Expected return on plan assets	(24)	(23)	(22)
Amortization of actuarial net loss (gain)	12	12	10
Amortization of prior service cost	1	1	1
Effect of settlement		1	3
Net periodic benefit cost	46	43	43
Other Long-Term Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	13	11	5
Interest cost	1	1	1
Amortization of actuarial net loss (gain)		3	7
Net periodic benefit cost	$ 14	$ 15	$ 13